Key Management Personnel Disclosures	12 Months Ended
Dec. 31, 2022
Key Management Personnel Disclosures [Abstract]
Key management personnel disclosures

Note 25. Key management personnel disclosures

Directors

The following persons were directors of Mobilicom Limited during the financial year:

Mr Oren Elkayam (Chairman and Managing Director)
Mr Yossi Segal (Executive Director)
Mr Campbell McComb (Non-executive director)
Mr Jon Brett (Non-executive director)
Mr Theo Psaros (Non-executive Director)	(appointed 20 January 2021 and resigned 5 July 2021)

Compensation

The aggregate compensation made to directors and other members of key management personnel of the company is set out below:

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Short-term employee benefits	821,414	647,248	558,026
Post-employment benefits	294,171	157,798	199,844
Israel deferred payments	653,768	-	444,136
Share-based payments	93,036	46,518	63,204

	1,862,389	851,564	1,265,210